Fees and Expenses - NYLI MacKay Core Plus Bond ETF	Mar. 31, 2025
Prospectus [Line Items]
Expense Narrative [Text Block]	1.The Fund’s “Annual Fund Operating Expenses” table in the Prospectus is deleted and replaced with the following:
Expenses Restated to Reflect Current [Text]	The expense information in the table has been restated to reflect current fees.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]

Management Fee(a)	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.10%
Total Annual Fund Operating Expenses(a)	0.45%
Expense Waiver/Reimbursement(b)	0.10%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement(a)	0.35%

(a)	The expense information in the table has been restated to reflect current fees.
(b)	New York Life Investment Management LLC (“New York Life Investments” or “Advisor”) has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, dividend payments on short sales, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 0.35% of the average daily net assets of the Fund. The agreement will remain in effect permanently unless terminated by the Board of Trustees of the Fund.

Expense Example Narrative [Text Block]	2. The Fund’s “Example” table in the Prospectus, is deleted and replaced with the following:
Expense Example, With Redemption [Table]

1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443